Prospectus supplement dated November 15, 2017
to the following prospectus(es):
Nationwide Destination EV NY 2.0, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination L NY 2.0, Nationwide Destination All American Gold 2.0, Nationwide Destination All American Gold NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, Nationwide YourLife Protection VUL - NLAIC, Marathon Performance VUL, Nationwide YourLife Accumulation VUL - NLAIC, Nationwide YourLife Survivorship VUL, Future Executive VUL, BOA CVUL Future (NWL), BAE Future Corporate FPVUL, Next Generation Corporate Variable Universal Life, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, Nationwide Destination Freedom+, NEA Valuebuilder, America's marketFLEX II Annuity, America's marketFLEX Edge Annuity, America's marketFLEX Advisor Annuity, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, BOA V, NEA Valuebuilder Select, BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA Next Generation II FPVUL, BOA All American Annuity, M&T All American, BOA IV, BOA America's Vision Annuity, BOA America's Future Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, America's Horizon Annuity, Nationwide Destination C, BOA Elite Venue Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, Nationwide Destination L, Nationwide Destination B, Nationwide Destination EV 2.0, Nationwide Destination L 2.0, NLIC Options, NLIC Options Plus, and NLIC Options Premier dated May 1, 2017
The One Investor Annuity, America's marketFLEX Annuity, and BOA America's Exclusive Annuity II dated May 1, 2016
BOA America's Income Annuity dated May 1, 2014
BOA Choice Annuity, Key Choice, Paine Webber Choice Annuity, BOA Choice Venue Annuity, BOA Choice Venue Annuity II, Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination Navigator, and Nationwide Destination Navigator (New York) dated May 1, 2013
Schwab Income Choice Variable Annuity dated May 1, 2012
Schwab Custom Solutions Variable Annuity dated May 1, 2010
Marathon VUL (NLAIC), BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA Protection Survivorship Life, BOA ChoiceLife Protection, Next Generation Survivorship Life, and BOA ChoiceLife Survivorship II dated May 1, 2009
Multi-Flex Annuity, BOA TruAccord Variable Annuity, Nationwide Enterprise The Best of America Annuity, BOA CVUL Future (NLAIC), BOA CVUL (NLAIC), INVESCO PCVUL, Nationwide Options Select AO, BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, America's marketFLEX VUL, Nationwide Options Select - New York, Survivor Options Elite (NLIC), Survivor Options Premier (NLIC), Market Street VIP/2 Annuity (NLAIC), Options Premier (NLAIC), and Survivor Options Premier (NLAIC) dated May 1, 2008
BOA Exclusive Annuity, America's Vision Plus Annuity, and America's Vision Annuity dated May 1, 2004
ElitePRO LTD and ElitePRO Classic dated May 1, 2003
BOA InvestCare, BOA SPVL, BOA Multiple Pay, BOA Last Survivor FPVUL, Multi-Flex FPVUL, Market Street VIP/2 Annuity (NLIC), VIP Extra Credit Annuity (NLIC), VIP Extra Credit Annuity (NLAIC), and Options VL (NLAIC) dated May 1, 2002
VIP Premier DCA Annuity (NLIC) and VIP Premier DCA Annuity (NLAIC) dated November 1, 2001
PROS-0371

NLAIC Annuity and Options VIP Annuity (NLAIC) dated May 1, 2001
Citibank Annuity, Special Product (NLIC), Survivor Options Plus (NLIC), and Survivor Options VL (NLAIC) dated May 1, 2000
VIP Annuity (NLIC) and NLAIC VIP Annuity dated May 2, 1994
SPVL and VLI (NLIC) dated May 1, 1987
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective on or about November 13, 2017 (the "Effective Date"), HighMark Capital Management, Inc. ("HighMark") will no longer serve as subadviser to the Nationwide Variable Insurance Trust – Nationwide Fund (the "Fund").
At a special meeting on November 8, 2017, the Board of Trustees (the "Board") of the Nationwide Variable Insurance Trust (the "Trust") approved the appointment of AQR Capital Management, LLC (AQR") as the new subadviser to the Fund. This change is anticipated to be implemented on or about the Effective Date.
PROS-0371